Related party balances and transactions (Related party commitments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Fuel purchase and transportation commitments	¥ 1,740,499	¥ 1,391,057
Operating lease commitments	182,465	248,006
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Capital commitments	315,609	290,041
Fuel purchase and transportation commitments	1,382,058	1,111,649
Operating lease commitments	126,492	171,804
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Fuel purchase and transportation commitments	358,441	279,408
HIPDC [member]
Disclosure of transactions between related parties [line items]
Operating lease commitments	¥ 55,973	¥ 76,202